Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies.
Commitments and Contingencies

NOTE 7 – Commitments and Contingencies

Leases

The Company currently leases office space for both its U.K. and U.S headquarters on a month-to-month basis. The Company is not party to any material lease agreements.

For each of the six months ended June 30, 2023 and 2022, the Company incurred rent expense of approximately $0.1 million.